UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

  /s/  Michael Klarman     New York, NY     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $885,427 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN APPAREL INC           COM              023850100     3600   380900 SH       SOLE                   380900        0        0
AMERICAN AXLE & MFG HLDGS IN   COM              024061103     4311   210300 SH       SOLE                   210300        0        0
AMERICAN AXLE & MFG HLDGS IN   COM              024061103     1381     8500 SH  CALL SOLE                     8500        0        0
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938L104    41464   506900 SH       SOLE                   506900        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102    55899  1358100 SH       SOLE                  1358100        0        0
AVENTINE RENEWABLE ENERGY      COM              05356X403     1208   232300 SH       SOLE                   232300        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    90221  2627300 SH       SOLE                  2627300        0        0
BUNGE LIMITED                  COM              G16962105     8254    95000 SH       SOLE                    95000        0        0
CELANESE CORP DEL              COM SER A        150870103    36192   926800 SH       SOLE                   926800        0        0
CENVEO INC                     COM              15670S105     8892   850100 SH       SOLE                   850100        0        0
COMPASS MINERALS INTL INC      COM              20451N101    12032   204000 SH       SOLE                   204000        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100    18696   211800 SH       SOLE                   211800        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    74640  2712200 SH       SOLE                  2712200        0        0
CVS CAREMARK CORPORATION       COM              126650100    56430  1393000 SH       SOLE                  1393000        0        0
ENERGIZER HLDGS INC            COM              29266R108    12640   139700 SH       SOLE                   139700        0        0
FRESENIUS MED CARE AG&CO KGA   SPONSORED ADR    358029106     3256    64700 SH       SOLE                    64700        0        0
GEO GROUP INC                  COM              36159R103    18185   639400 SH       SOLE                   639400        0        0
HANESBRANDS INC                COM              410345102     5986   205000 SH       SOLE                   205000        0        0
HD PARTNERS ACQUISITION CORP   COM              40415K100      795   100000 SH       SOLE                   100000        0        0
INDEVUS PHARMACEUTICALS INC    COM              454072109     1283   269000 SH       SOLE                   269000        0        0
ITC HLDGS CORP                 COM              465685105    29638   569300 SH       SOLE                   569300        0        0
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562P111     2811  1663500 SH       SOLE                  1663500        0        0
MONOTYPE IMAGING HOLDINGS IN   COM              61022P100     5846   386900 SH       SOLE                   386900        0        0
MONSANTO CO NEW                COM              61166W101    10325    92600 SH       SOLE                    92600        0        0
MOSAIC CO                      COM              61945A107    31939   311300 SH       SOLE                   311300        0        0
PACKAGING CORP AMER            COM              695156109    50475  2260400 SH       SOLE                  2260400        0        0
PFIZER INC                     COM              717081103     7326   350000 SH       SOLE                   350000        0        0
QUALCOMM INC                   COM              747525103    26732   652000 SH       SOLE                   652000        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109     2206   104500 SH       SOLE                   104500        0        0
SMURFIT-STONE CONTAINER CORP   COM              832727101     6691   868900 SH       SOLE                   868900        0        0
SMURFIT-STONE CONTAINER CORP   COM              832727101       53     1500 SH  CALL SOLE                     1500        0        0
SMURFIT-STONE CONTAINER CORP   COM              832727101        7      710 SH  CALL SOLE                      710        0        0
STEEL DYNAMICS INC             COM              858119100    45503  1377200 SH       SOLE                  1377200        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104    24718   273400 SH       SOLE                   273400        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    64235  1130100 SH       SOLE                  1130100        0        0
TYSON FOODS INC                CL A             902494103    28083  1760700 SH       SOLE                  1760700        0        0
UNITED STATES STL CORP NEW     COM              912909108    92501   729100 SH       SOLE                   729100        0        0
VERASUN ENERGY CORP            COM              92336G106      973   132400 SH       SOLE                   132400        0        0